GOODWILL (Tables)	12 Months Ended
Dec. 31, 2014
GOODWILL
Schedule of changes in the carrying amount of goodwill

	As of December 31,
	2013	2014	2014
	RMB	RMB	US$
Balance as of January 1	4,255,570	4,262,569	687,001
Goodwill acquired	6,999	—	—
Impairment losses	—	—	—
Balance as of December 31	4,262,569	4,262,569	687,001